Net Income Per Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Net Income Per Share

17. NET INCOME PER SHARE

Basic net income per share is the amount of net income available to each share of ordinary shares outstanding during the reporting period. Diluted net income per share is the amount of net income available to each share of ordinary shares outstanding during the reporting period adjusted to include the effect of potentially dilutive ordinary shares. For the year ended December 31, 2023, the Company had potential ordinary shares, including stock options granted, outstanding restricted share units and ordinary shares issuable upon the conversion of the Notes. For the years ended December 31, 2021, 2022 and 2023, stock options to purchase ordinary shares and restricted share units that were anti‑dilutive and excluded from the calculation of diluted net income per share were 9,826,578 shares, 21,959,786 shares, and 17,525,547 shares on a weighted average basis, respectively.

The following table sets forth the computation of basic and diluted net income per share for the periods indicated:

	For the Year Ended December 31,
	2021	2022	2023
	(RMB in thousands, except for share and per share data)
Basic net income per share calculation:
Numerator:
Net income attributable to ordinary shareholders	2,333,923	819,752	1,065,945
Denominator:
Weighted average number of ordinary shares outstanding—basic	368,460,867	348,048,245	328,523,952
Net income per share attributable to ordinary shareholders—basic	6.33	2.36	3.24
Diluted net income per share calculation:
Numerator:
Net income attributable to ordinary shareholders	2,333,923	819,752	1,065,945
Interest expense associated with convertible notes reversed	44,865	46,903	73,807
Net income attributable to ordinary shareholders for calculating diluted net income per share	2,378,788	866,655	1,139,752
Denominator:
Weighted average number of ordinary shares outstanding—basic	368,460,867	348,048,245	328,523,952
Ordinary shares issuable upon the exercise of outstanding stock options using the treasury stock method	3,381,510	1,792,478	2,838,399
Ordinary shares issuable upon the vesting of outstanding restricted share units using the treasury stock method	293,196	58,955	220,666
Ordinary shares issuable upon the conversion of convertible notes using the if—converted method	42,857,143	42,857,143	28,237,965
Weighted average number of ordinary shares outstanding—diluted	414,992,716	392,756,821	359,820,982
Net income per share attributable to ordinary shareholders—diluted	5.73	2.21	3.17